Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations of REIT Holdings

The results of discontinued operations of REIT Holdings for the six months ended June 30, 2025 and 2024 are as follows:

	For the Six Months Ended June 30,
	2025	2024
Revenues	$-	$1,070,278
Cost of revenues	-	835,352
Gross profit	-	234,926
Operating expenses	-	786,560
Gain (loss) from discontinued operations	-	(551,634)
Other income (loss), net	-	342,281
Loss before tax	-	(209,353)
Income tax benefit	-	(16,380)
Net loss from discontinued operations	$-	$(192,973)